Long-Term Debt - Summary of Debt (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member]	Nov. 16, 2012 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member] Successor [Member]	Sep. 30, 2013 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member]	Nov. 16, 2012 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Delayed Draw Term Loan [Member] Predecessor [Member]	Dec. 31, 2011 Two Thousand Thirteen Term Loan [Member] Predecessor [Member]	Dec. 31, 2011 Revolving Line Of Credit [Member] Predecessor [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Successor [Member]
Proforma Debt Instrument [Line Items]
Outstanding Principal	$ 1,505,000,000	$ 1,333,000,000			$ 925,000,000	$ 925,000,000			$ 580,000,000	$ 380,000,000						$ 28,000,000
Unamortized Premium	3,385,000								3,385,000
Debt	1,508,385,000	1,333,000,000	1,333,000,000	623,741,000	925,000,000	925,000,000	925,000,000	925,000,000	583,385,000	380,000,000	380,000,000	380,000,000	355,000,000	250,000,000	18,741,000	28,000,000	28,000,000
Less: Current portion of long-term debt				18,741,000
Total Long-term debt			$ 1,333,000,000	$ 605,000,000